Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Papp Investment Trust
Entity Central Index Key	0001477597
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000084913
Shareholder Report [Line Items]
Fund Name	Papp Small & Mid-Cap Growth Fund
Trading Symbol	PAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pappmutualfunds.com/literature.html. You can also request this information by contacting us at (877) 370-7277.
Additional Information Phone Number	(877) 370-7277
Additional Information Website	https://www.pappmutualfunds.com/literature.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the 6-month period ended May 31, 2026, the Fund underperformed its benchmark, the S&P MidCap 400® Growth Index.

What Factors Influenced Performance

Stock selection in the Information Technology sector was the primary headwind to relative performance. Stock selection in Health Care and sector allocation in Consumer Staples were also relative detractors.

• Top Contributors

   o RBC Bearings, Inc., Silicon Laboratories, Inc., NXP Semiconductors N.V., AMETEK, Inc.

• Top Detractors

   o Underweights – IT Hardware leveraged to Artificial Intelligence; Overweight – Software, Consumer Staples

   o CoStar Group, Inc., Trimble, Inc., Pegasystems, Inc., O'Reilly Automotive, Inc.

Discussion

Market conditions have been volatile based on the war in Iran and the higher oil prices and inflation that followed. Markets also continue to be driven by extreme enthusiasm about Artificial Intelligence ("AI") in general, and specifically companies supplying chips, hardware, electrical equipment, and related products needed to build data centers. At the same time, the narrative of AI being a replacement for certain products/services has led to weaker demand for shares in many high-quality companies, especially software providers. Valuations appear stretched on anything related to data centers, and we believe these valuations are at a level that will be hard for the market to sustain for much longer. Outside of AI, GDP is growing strongly, job creation is very healthy, but the threat of rising inflation will be something to monitor. We believe the current market trajectory is unsustainable and that the Fund’s holdings of high quality, less cyclical growth companies will benefit in an eventual correction.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Papp Small & Mid-Cap Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,555	$11,747	$11,696
May-2018	$13,253	$13,436	$13,629
May-2019	$14,456	$13,945	$13,035
May-2020	$16,459	$15,735	$13,841
May-2021	$21,691	$22,079	$20,188
May-2022	$18,444	$22,013	$18,020
May-2023	$18,690	$22,656	$17,790
May-2024	$20,796	$29,042	$23,276
May-2025	$20,908	$32,969	$23,175
May-2026	$22,041	$42,788	$30,218

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	5.42%	0.32%	8.22%
S&P 500® Index	29.78%	14.15%	15.65%
S&P MidCap 400® Growth Index	30.39%	8.40%	11.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.
AssetsNet	$ 40,628,371
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 92,560
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,628,371 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$92,560 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.7%
Exchange-Traded Funds	2.5%
Money Market Funds	4.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
RBC Bearings, Inc.	8.4%
AMETEK, Inc.	8.1%
Expeditors International of Washington, Inc.	7.9%
O'Reilly Automotive, Inc.	7.5%
Ecolab, Inc.	5.8%
IDEX Corporation	5.2%
Mettler-Toledo International, Inc.	5.0%
Dynatrace, Inc.	4.8%
Valmont Industries, Inc.	4.2%
Church & Dwight Company, Inc.	3.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash Equivalents	1.1%
Energy	2.0%
Consumer Staples	5.5%
Financials	5.5%
Materials	6.6%
Consumer Discretionary	10.9%
Health Care	11.9%
Technology	22.7%
Industrials	33.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.